Investment in subsidiaries - Summarised balance sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Listing of companies in the Group
Current assets	$ 962,278	$ 643,584
Cash and cash equivalents	303,856	242,009	$ 320,952
Non-current assets	2,426,778	2,506,309
Current liabilities	668,719	420,699
Borrowings	202,642	122,709
Non-current liabilities (Borrowings)	665,552	803,641
BW LPG India
Listing of companies in the Group
Current assets	99,018	52,901
Cash and cash equivalents	43,727	30,821
Non-current assets	343,054	355,533
Current liabilities	33,963	45,446
Borrowings	27,953	28,268
Non-current liabilities (Borrowings)	166,974	180,217
Net assets	241,135	182,771
BW Product Services
Listing of companies in the Group
Current assets	576,600	283,465
Cash and cash equivalents	116,446	39,917
Non-current assets	96,381	114,202
Current liabilities	506,725	282,646
Borrowings	189,018	100,649
Non-current liabilities (Borrowings)	47,430	62,512
Net assets	$ 118,826	$ 52,509